[LURIO & ASSOCIATES, P.C. LETTERHEAD]


                                  April 6, 2006

VIA ELECTRONIC FILING

Barbara C. Jacobs, Esquire
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4561
Washington, D.C. 20549

      RE:   USA Technologies, Inc.
            Form S-1 filed February 24, 2006
            File No. 333-132019

Dear Ms. Jacobs:

      This office represents USA Technologies, Inc. (the "Company"). This letter shall respond to the staff's comment letter dated March 22, 2006 relating to the above-captioned registration statement. Each paragraph set forth below corresponds to the numbered paragraph of the staff's comment letter.

      Please note that in accordance with my discussion with the staff, subsequent to the date of filing of the original registration statement, the Company decided to increase the number of shares covered by the registration statement from 1,000,000 to 1,500,000, all as permitted by the February 17, 2006 agreement between the Company and Mr. Illes. Appropriate disclosure of the determination by the Company to increase the number of shares to be registered under the agreement has been made in the "Other Events" section of the prospectus.

      Where you can find more information

      1. The correct address for the Commission has been added to the prospectus.

      Undertakings

      2. The undertakings from Item 512(b) of Regulation S-K have been deleted from the registration statement.

      Exhibit 4.23

      3. The Company acknowledges that following the effectiveness of the registration statement, Rule 413 requires that the registration of any additional shares must be effected by the Company through a separate registration statement.

      Please note that the Company has filed a letter requesting acceleration of the effective date of the registration statement to Monday, April 10, 2006, at 11:30a.m., or as soon thereafter as practicable.

      Please contact the undersigned directly at (215) 665-9300 (extension 105) with any questions you may have regarding this letter.


                                               Sincerely,

                                               /s/ Douglas M. Lurio
                                               Douglas M. Lurio


cc:   Mr. George R. Jensen, Jr.
      Mr. David DeMedio